GOODWILL	12 Months Ended
Mar. 31, 2024
GOODWILL
GOODWILL

NOTE 7 – GOODWILL

Goodwill consisted of the following as of March 31, 2024 and 2023:

	As of March 31,	As of March 31,
	2024	2023
Goodwill, gross (Note 12)	$5,184,036	$5,184,036
Less: impairment	(1,807,850)	-
Goodwill, net	$3,376,186	$5,184,036

The changes in the carrying amount of goodwill for the years ended March 31, 2024 and 2023 were as follow:

	As of March 31,	As of March 31,
	2024	2023
Goodwill	$5,184,036	$-
Acquisitions (Note 12)	-	5,184,036
Impairment	(1,807,850)	-
Goodwill, net	$3,376,186	$5,184,036

The goodwill generated from the expected synergies from the output capacity of the transaction and service scenario of developing AI-powered applications

The Company assessed qualitative factors and performed the quantitative impairment test. As of March 31, 2024 and 2023, the Company recognized impairment amounted to $1,807,850 and nil, respectively.